Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents summary information by segment for the years ended December 31, 2016 and 2015, respectively.

	Consumer product		Trading		Biofuel Energy		Total
	2016	2015	2016	2015	2016	2015	2016	2015
Revenue from external customers	$39,978,902	$43,235,065	$553,693	$3,579,471	$7,133,079	$12,015,364	47,665,674	$58,829,900
Revenue from intersegment	576,302	736,527	12,345	11,988	1,077,840	554,251	1,666,487	$1,302,766
Cost of revenue	27,450,566	28,618,875	25,504	3,463,818	6,645,824	9,864,991	34,121,894	$41,947,684
Gross profit	12,528,336	14,616,190	528,189	115,653	487,255	2,150,373	13,543,780	$16,882,216
Interest Expenses	341,697	324,643	128,959	85,828	7,938	1,622	478,594	$412,093
Depreciation & amortization	453,671	478,400	51,141	72,715	859,491	890,065	1,364,303	$1,441,180
Segment profit	8,245,282	10,235,984	(149,755)	(734,126)	(2,388,673)	256,704	5,706,854	$9,758,562

Revenue from External Customers by Products and Services [Table Text Block]
Segment information by products for the years ended December 31, 2016 and 2015:

			Barbecue			Barbecue
		Purification &	Charcoal –			Charcoal -
	Cleaning	Deodorization	domestic	Trading	EDLC Carbon	international	Total
Tweleve months ended December 31, 2016
Revenue	$2,224,108	$37,562,996	$191,798	$553,693	$5,705,202	$1,427,877	$47,665,674
Tweleve months ended December 31, 2015
Revenue	$2,333,883	$32,548,426	$8,352,756	$3,579,471	$11,387,102	$628,262	$58,829,900

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2016	2015
Revenue from China	$47,109,549	$58,129,408
Revenue directly from foreign countries	556,125	700,492
Total Revenue	$47,665,674	$58,829,900